General accounting principles - Condensed consolidated income statement (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Condensed income statement
Shipping revenues	$ 90,177	$ 84,374	$ 237,322	$ 262,808
Voyage expenses	(41,983)	$ (29,594)	(108,502)	$ (77,682)
Net income/(loss) after tax	(21,475)		(58,910)
Adjustment, IFRS 15 [Member]
Condensed income statement
Shipping revenues	(2,407)		(1,981)
Voyage expenses	1,140		673
Net income/(loss) after tax	(1,267)		(1,308)
Balance without adoption of IFRS 15 [Member]
Condensed income statement
Shipping revenues	87,770		235,341
Voyage expenses	(40,843)		(107,829)
Net income/(loss) after tax	$ (22,742)		$ (60,218)